Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
May 01, 2012
(Columbia Variable Portfolio - Marsico International Opportunities Fund) | Class 2 Shares
Bar Chart Table:
Annual Return 2002	(7.35%)
Annual Return 2003	40.25%
Annual Return 2004	16.59%
Annual Return 2005	19.52%
Annual Return 2006	23.22%
Annual Return 2007	19.68%
Annual Return 2008	(49.49%)
Annual Return 2009	37.95%
Annual Return 2010	13.73%
Annual Return 2011	(16.18%)
(Columbia Variable Portfolio - High Income Fund) | Class 1 Shares
Bar Chart Table:
Annual Return 2002	2.18%
Annual Return 2003	31.20%
Annual Return 2004	11.40%
Annual Return 2005	2.15%
Annual Return 2006	11.25%
Annual Return 2007	1.84%
Annual Return 2008	(24.88%)
Annual Return 2009	44.34%
Annual Return 2010	12.07%
Annual Return 2011	6.46%
(Columbia Variable Portfolio - Marsico Focused Equities Fund) | Class 1 Shares
Bar Chart Table:
Annual Return 2002	(15.13%)
Annual Return 2003	33.10%
Annual Return 2004	11.41%
Annual Return 2005	10.24%
Annual Return 2006	8.27%
Annual Return 2007	13.57%
Annual Return 2008	(41.30%)
Annual Return 2009	28.67%
Annual Return 2010	18.72%
Annual Return 2011	(2.61%)
(Columbia Variable Portfolio - Marsico 21st Century Fund) | Class 1 Shares
Bar Chart Table:
Annual Return 2002	(8.20%)
Annual Return 2003	48.86%
Annual Return 2004	22.35%
Annual Return 2005	7.88%
Annual Return 2006	19.74%
Annual Return 2007	19.29%
Annual Return 2008	(43.57%)
Annual Return 2009	27.07%
Annual Return 2010	17.41%
Annual Return 2011	(11.93%)
(Columbia Variable Portfolio - Marsico Growth Fund) | Class 1 Shares
Bar Chart Table:
Annual Return 2002	(16.13%)
Annual Return 2003	30.59%
Annual Return 2004	13.03%
Annual Return 2005	7.45%
Annual Return 2006	6.09%
Annual Return 2007	17.48%
Annual Return 2008	(39.45%)
Annual Return 2009	26.66%
Annual Return 2010	21.55%
Annual Return 2011	(2.64%)
(Columbia Variable Portfolio - Mid Cap Growth Fund) | Class 1 Shares
Bar Chart Table:
Annual Return 2002	(34.00%)
Annual Return 2003	27.47%
Annual Return 2004	14.08%
Annual Return 2005	5.19%
Annual Return 2006	17.69%
Annual Return 2007	19.88%
Annual Return 2008	(44.28%)
Annual Return 2009	43.84%
Annual Return 2010	30.08%
Annual Return 2011	(5.07%)